Reconciliation of Reported Amount of Income Tax Expense (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Benefit for income taxes computed at federal statutory rate			$ 3,672,568	$ 1,910,905
State income taxes, net of federal tax benefit			248,065	187,604
Non-deductible expenses			(7,473)	(6,896)
Increase in valuation allowance			(3,914,410)	(2,091,713)
Provision for income taxes	$ 822	$ (5,297)	$ (1,250)	$ (100)
Effective tax rate			(0.03%)	(0.01%)